CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Jul. 31, 2024 CAD ($)	Jul. 31, 2023 CAD ($)
Current assets
Cash	$ 1,906,327	$ 97,469
Amounts receivable and other assets	103,342	23,921
Total Current Assets	2,009,669	121,390
Non-current assets
Mineral property interests	987,050	715,000
Right-of-use asset	17,316	27,211
Total assets	3,014,035	863,601
Current liabilities
Amounts payable and other liabilities	303,693	23,121
Due to related parties	6,963	17,029
Lease liability	12,216	10,368
Total current liabilities	322,872	50,518
Non-current liabilities
Lease liability	10,169	22,385
Total liabilities	333,041	72,903
Shareholders' equity
Share capital	33,312,270	28,995,261
Shares to be issued	8,700	0
Reserves	1,433,400	1,432,011
Accumulated deficit	(32,073,376)	(29,636,574)
Total shareholders' equity	2,680,994	790,698
Total liabilities and shareholders' equity	$ 3,014,035	$ 863,601